Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Billions	Dec. 31, 2025 SEK (kr)
Discount rate [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	kr 4.5
Impact of increase in DBO assumptions	(4.0)
Discount rate [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.2
Impact of increase in DBO assumptions	(0.2)
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.6
Impact of increase in DBO assumptions	(0.5)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(4.1)
Impact of increase in DBO assumptions	4.5
Actuarial assumption of expected rates of inflation [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.4)
Impact of increase in DBO assumptions	0.4
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(1.3)
Impact of increase in DBO assumptions	1.4
Actuarial assumption of expected rates of salary increases [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Actuarial assumption of expected rates of salary increases [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	0.0
Impact of increase in DBO assumptions	0.0
Longevity [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(2.0)
Impact of increase in DBO assumptions	2.0
Longevity [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(1.0)
Impact of increase in DBO assumptions	0.1
Longevity [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of decrease in DBO assumptions	(0.2)
Impact of increase in DBO assumptions	kr 0.2